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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22957

Invesco Management Trust
(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000 Houston, Texas 77046
(Address of principal executive offices) (Zip code)

Sheri Morris 11 Greenway Plaza, Suite 1000 Houston, Texas 77046
11 Greenway Plaza, Suite 1000 Houston, Texas 77046

Registrant’s telephone number, including area code:	(713) 626-1919

Date of fiscal year end:	8/31

Date of reporting period:	11/30/16

Item 1. Schedule of Investments.

Invesco Conservative Income Fund
Quarterly Schedule of Portfolio Holdings
November 30, 2016

invesco.com/us	CINC-QTR-1	11/16	Invesco Advisers, Inc.

Schedule of Investments

November 30, 2016

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Commercial Paper–36.49%(a)

Asset-Backed Securities - Consumer Receivables–1.97%

Sheffield Receivables Co. LLC(b)	0.00%	02/15/2017	$1,000	$998,207
Thunder Bay Funding LLC(b)	0.00%	02/21/2017	1,000	997,976
				1,996,183

Asset-Backed Securities - Fully Supported Bank–7.10%

Chesham Finance LLC (Multi-CEP’s)(b)	0.00%	04/03/2017	1,000	996,332
Collateralized Commercial Paper II Co. LLC (CEP-JPMorgan Securities LLC)(b)	0.00%	01/05/2017	1,000	999,379
Halkin Finance LLC (Multi-CEP’s)(b)	0.00%	04/03/2017	1,200	1,195,598
LMA-Americas LLC (CEP-Credit Agircole Corporate & Investment Bank S.A.)(b)	0.00%	02/02/2017	2,000	1,996,793
Matchpoint Finance PLC (CEP-BNP Paribas SA)(b)	0.00%	03/02/2017	2,000	1,995,231
				7,183,333

Asset-Backed Securities - Multi-Purpose–1.48%

CAFCO LLC(b)	0.00%	02/03/2017	1,500	1,497,947

Automotive Retail–0.40%

AutoNation Inc.(b)	0.00%	12/08/2016	400	399,914

Brewers–1.48%

Anheuser-Busch InBev Worldwide Inc.(b)	0.00%	03/13/2017	1,497	1,493,843

Consumer Finance–2.22%

Ford Motor Credit Co. LLC(b)	0.00%	01/03/2017	1,000	999,216
Ford Motor Credit Co. LLC(b)	0.00%	05/04/2017	1,250	1,243,407
				2,242,623

Diversified Banks–5.43%

Bank of Nova Scotia (Canada)(b)	0.00%	02/23/2017	1,000	998,076
BPCE S.A. (France)(b)	0.00%	03/03/2017	1,000	997,654
Credit Suisse AG	0.00%	03/01/2017	1,000	997,766
ING US Funding LLC	0.00%	02/13/2017	1,000	998,604
Natixis	0.00%	03/03/2017	500	498,796
Sumitomo Mitsui Trust Bank Ltd.(b)	0.00%	01/13/2017	1,000	999,286
				5,490,182

Electric Utilities–1.88%

Electricite de France S.A. (France)(b)	0.00%	01/09/2017	1,500	1,498,647
Electricite de France S.A. (France)(b)	0.00%	01/23/2017	400	399,471
				1,898,118

Industrial Machinery–0.96%

Pentair Finance S.A.(b)	0.00%	12/08/2016	716	715,846
Pentair Finance S.A.(b)	0.00%	12/09/2016	250	249,940
				965,786

Integrated Oil & Gas–2.46%

BP Capital Markets PLC (United Kingdom)(b)	0.00%	05/11/2017	1,000	994,888
Chevron Corp.(b)	0.00%	06/02/2017	1,500	1,493,897
				2,488,785

See accompanying notes which are an integral part of this schedule.

Invesco Conservative Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Life & Health Insurance–0.25%

Prudential PLC (United Kingdom)(b)	0.00%	04/24/2017	$250	$249,179

Oil & Gas Storage & Transportation–2.35%

Enbridge Energy Partners L.P.(b)	0.00%	12/06/2016	1,127	1,126,838
ONEOK Partners L.P.(b)	0.00%	12/16/2016	1,250	1,249,584
				2,376,422

Other Diversified Financial Services–3.94%

AXA Financial Inc.(b)	0.00%	10/04/2017	1,000	987,612
AXA Financial Inc.(b)	0.00%	01/03/2017	1,000	999,292
Eni Finance USA Inc.(b)	0.00%	01/03/2017	1,000	999,350
ING US Funding LLC(c)	1.28%	06/23/2017	1,000	1,001,545
				3,987,799

Property & Casualty Insurance–0.99%

Suncorp-Metway Ltd. (Australia)(b)	0.00%	01/17/2017	1,000	998,959

Regional Banks–2.31%

Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)	0.00%	02/14/2017	850	848,566
Danske Corp(b)	0.00%	07/10/2017	1,500	1,487,725
				2,336,291

Soft Drinks–0.30%

Coca-Cola Co. (The)(b)	0.00%	01/05/2017	300	299,876

Wireless Telecommunication Services–0.98%

Vodafone Group PLC (United Kingdom)(b)	0.00%	09/01/2017	1,000	988,351
Total Commercial Paper (Cost $36,871,287)				36,893,591

Bonds and Notes–28.50%(d)

Automobile Manufacturers–2.34%

Daimler Finance North America LLC, Sr. Unsec. Gtd. Notes(b)	1.50%	07/05/2019	1,000	983,358
Hyundai Capital America, Sr. Unsec. Gtd. Notes(b)	4.00%	06/08/2017	235	237,877
Sr. Unsec. Notes(b)	1.75%	09/27/2019	983	965,834
Toyota Motor Credit Corp., Sr. Unsec. Medium-Term Global Notes	1.25%	10/05/2017	179	179,159
				2,366,228

Biotechnology–0.16%

AbbVie Inc., Sr. Unsec. Global Notes	1.80%	05/14/2018	164	163,967

Brewers–0.20%

Molson Coors Brewing Co., Sr. Unsec. Gtd. Global Notes	1.45%	07/15/2019	201	197,869

Consumer Finance–1.19%

American Express Credit Corp., Series 0000, Sr. Unsec. Floating Rate Medium-Term Notes(c)	1.17%	09/22/2017	200	200,162
Capital One Bank, N.A., Sr. Unsec. Notes	1.20%	02/13/2017	1,000	999,878
				1,200,040

Diversified Banks–12.95%

Australia & New Zealand Banking Group Ltd. (Australia), Sr. Unsec. Floating Rate Notes (b)(c)	1.23%	09/23/2019	1,000	1,000,816
Sr. Unsec. Medium-Term Global Notes	1.45%	05/15/2018	1,000	995,892
Sr. Unsec. Medium-Term Global Notes	1.50%	01/16/2018	350	349,617

See accompanying notes which are an integral part of this schedule.

Invesco Conservative Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Diversified Banks–(continued)

Bank of Montreal (Canada), Sr. Unsec. Floating Rate Global Notes(c)	1.24%	04/10/2018	$250	$249,210
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The) (Japan), Sr. Unsec. Notes(b)	1.70%	03/05/2018	650	647,805
Barclays Bank PLC (United Kingdom), Sr. Unsec. Floating Rate Global Notes(c)	1.49%	02/17/2017	1,000	1,000,689
Commonwealth Bank of Australia (Australia), Sr. Unsec. Floating Rate Notes(b)(c)	1.52%	11/07/2019	1,000	1,001,692
Mizuho Bank Ltd. (Japan), Sr. Unsec. Gtd. Floating Rate Notes(b)(c)	1.31%	09/25/2017	250	250,058
Mizuho Securities USA Inc., Sr. Unsec Medium-Term Floating Rate Notes(b)(c)	1.25%	12/21/2016	1,000	999,996
National Australia Bank Ltd. (Australia), Sr. Unsec. Medium-Term Global Notes	2.00%	01/14/2019	300	300,055
Nordea Bank AB (Sweden), Sr. Unsec. Floating Rate Notes(b)(c)	1.70%	09/17/2018	1,500	1,510,626
Royal Bank of Canada (Canada), Sr. Unsec. Global Notes	1.50%	07/29/2019	1,000	987,898
Sumitomo Mitsui Trust Bank, Ltd. (Japan), Sr. Unsec. Floating Rate Notes(b)(c)	1.79%	10/18/2019	1,000	1,003,178
Swedbank AB (Sweden), Sr. Unsec. Notes (b)	2.13%	09/29/2017	500	501,351
Toronto-Dominion Bank (The) (Canada), Sr. Unsec. Medium-Term Notes	1.40%	04/30/2018	1,000	999,595
U.S. Bank, N.A., Sr. Unsec. Global Notes	1.40%	04/26/2019	1,000	990,194
Wells Fargo Bank, N.A., Sr. Unsec. Medium-Term Notes	1.65%	01/22/2018	300	300,276
				13,088,948

Electric Utilities–0.99%

Southern Power Co., Sr. Unsec. Global Notes	1.85%	12/01/2017	1,000	1,003,940

Health Care Equipment–0.47%

Stryker Corp., Sr. Unsec. Global Notes	2.00%	03/08/2019	476	477,088

Integrated Oil & Gas–0.68%

Exxon Mobil Corp., Sr. Unsec. Global Notes	1.44%	03/01/2018	438	438,172
Shell International Finance B.V. (Netherlands), Sr. Unsec. Gtd. Global Floating Rate Notes(c)	1.20%	05/10/2017	250	250,019
				688,191

Integrated Telecommunication Services–0.99%

Verizon Communications Inc., Sr. Unsec. Global Notes	1.35%	06/09/2017	1,000	1,003,875

IT Consulting & Other Services–0.30%

International Business Machines Corp., Sr. Unsec. Floating Rate Global Notes(c)	1.36%	08/18/2017	300	300,875

Managed Health Care–1.29%

Aetna Inc., Sr. Unsec. Global Notes	1.75%	05/15/2017	1,000	1,001,025
UnitedHealth Group Inc., Sr. Unsec. Floating Rate Global Notes(c)	1.33%	01/17/2017	300	300,218
				1,301,243

Motorcycle Manufacturers–0.30%

Harley-Davidson Financial Services, Inc., Sr. Unsec. Gtd. Notes(b)	2.25%	01/15/2019	300	301,815

Multi-Line Insurance–0.99%

New York Life Global Funding, Sec. Floating Rate Notes(b)(c)	1.27%	10/24/2019	1,000	1,002,862

Multi-Utilities–0.98%

Dominion Resources, Inc. Series B, Sr. Unsec. Global Notes	1.60%	08/15/2019	1,000	987,069

Pharmaceuticals–1.23%

Actavis Funding SCS, Sr. Unsec. Gtd. Global Notes	1.85%	03/01/2017	250	250,013
Teva Pharmaceutical Finance Netherlands III B.V. (Israel), Sr. Unsec. Gtd. Global Notes	1.40%	07/20/2018	1,000	989,859
				1,239,872

Regional Banks–3.11%

Fifth Third Bank Series BKNT, Sr. Unsec. Notes	1.63%	09/27/2019	1,000	987,746

See accompanying notes which are an integral part of this schedule.

Invesco Conservative Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Regional Banks–(continued)

Macquarie Bank Ltd. (Australia), Sr. Unsec. Floating Rate Notes(b)(c)	1.52%	10/27/2017	$250	$250,060
Sr. Unsec. Floating Rate Notes(b)(c)	1.65%	03/24/2017	600	600,766
Sr. Unsec. Notes (b)	2.35%	01/15/2019	300	300,824
PNC Bank, N.A., Sr. Unsec. Notes	1.95%	03/04/2019	1,000	1,003,484
				3,142,880

Technology Hardware, Storage & Peripherals–0.35%

Apple Inc., Sr. Unsec. Global Notes	1.30%	02/23/2018	350	350,129
Total Bonds and Notes (Cost $28,873,866)				28,816,891

Asset-Backed Securities–14.79%

Auto Loans/Leases–4.71%

Ally Auto Receivables Trust, Series 2015-1, Class A3, Pass Through Ctfs.	1.39%	09/16/2019	1,000	1,001,849
CarMax Auto Owner Trust, Series 2014-4, Class A3, Pass Through Ctfs.	1.25%	11/15/2019	713	712,908
Enterprise Fleet Financing LLC, Series 2014-2, Class A2 , Pass Through Ctfs.(b)	1.05%	03/20/2020	962	960,974
Ford Credit Auto Owner Trust, Series 2016-A, Class A3, Pass Through Ctfs.	1.39%	07/15/2020	450	450,471
Huntington Auto Trust Series 2015-1, Class A3 Pass Through Ctfs.	1.24%	09/16/2019	665	664,930
NextGear Floorplan Master Owner Trust, Series 2015-1A, Class A, Pass Through Ctfs.(b)	1.80%	07/15/2019	250	250,044
Series 2015-2A, Class A, Pass Through Ctfs.(b)	2.38%	10/15/2020	250	252,333
Nissan Auto Receivables Owner Trust, Series 2016-A, Class A2A, Pass Through Ctfs.	1.06%	02/15/2019	260	259,922
Nissan Master Owner Trust Receivables, Series 2015-A, Class A1, Floating Rate Pass Through Ctfs.(c)	0.94%	01/15/2020	210	210,286
				4,763,717

Credit Cards–5.84%

Chase Issuance Trust, Series 2013-A1, Class A1, Pass Through Ctfs.	1.30%	02/18/2020	300	300,145
Series 2014-A7, Class A7, Pass Through Ctfs.	1.38%	11/15/2019	1,382	1,384,570
First National Master Note Trust, Series 2015-1, Class A, Floating Rate Pass Through Ctfs.(c)	1.31%	09/15/2020	250	250,887
Golden Credit Card Trust (Canada), Series 2012-2A, Class A1, Pass Through Ctfs.(b)	1.77%	01/15/2019	1,100	1,100,745
Synchrony Credit Card Master Note Trust, Series 2014-1, Class A, Pass Through Ctfs.	1.61%	11/15/2020	1,000	1,003,051
World Financial Network Credit Card Master Trust, Series 2012-B, Class A, Pass Through Ctfs.	1.76%	05/17/2021	875	878,033
Series 2015-C, Class A, Pass Through Ctfs.	1.26%	03/15/2021	990	990,566
				5,907,997

Equipment Leasing–1.50%

MMAF Equipment Finance LLC, Series 2015-AA, Class A2, Pass Through Ctfs.(b)	0.96%	09/18/2017	14	14,127
Series 2016-AA, Class A2, Pass Through Ctfs.(b)	1.39%	12/17/2018	1,500	1,500,944
				1,515,071

Loans–2.37%

Ally Master Owner Trust, Series 2014-5, Class A2, Pass Through Ctfs.	1.60%	10/15/2019	570	571,341
CNH Equipment Trust, Series 2016-B, Class A2A, Pass Through Ctfs.	1.31%	10/15/2019	1,000	1,000,349
John Deere Owner Trust, Series 2015-A, Class A3, Pass Through Ctfs.	1.32%	06/17/2019	825	825,700
				2,397,390

Student Loan–0.16%

SLM Student Loan Trust, Series 2003-14, Class A5, Floating Rate Pass Through Ctfs.(c)	1.11%	01/25/2023	166	165,547

See accompanying notes which are an integral part of this schedule.

Invesco Conservative Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Time Shares–0.20%

Sierra Timeshare Receivables Funding LLC, Series 2012-3A, Class A, Pass Through Ctfs.(b)	1.87%	08/20/2029	$89	$88,776
Series 2013-3A, Class A, Pass Through Ctfs.(b)	2.20%	10/20/2030	112	111,993
				200,769
Total Asset-Backed Securities (Cost $14,933,815)				14,950,491

Certificates of Deposit–7.43%

Diversified Banks–4.45%

Bank of Montreal/Chicago IL (Canada), Sr. Unsec. Floating Rate Notes(c)	1.31%	04/17/2018	1,000	999,931
Canadian Imperial Bank of Commerce	1.24%	03/03/2017	1,000	1,000,843
DZ Bank AG Deutsche Zentral-Genossenschaftsbank/New York (Germany)(c)	1.30%	10/25/2017	1,500	1,502,562
Mizuho Bank Ltd./NY (Japan)(c)	1.25%	04/18/2017	1,000	1,000,615
				4,503,951

Diversified Capital Markets–1.98%

UBS AG	1.15%	02/01/2017	1,000	1,000,938
UBS AG(c)	1.33%	06/20/2017	1,000	1,001,869
				2,002,807

Regional Banks–0.99%

Bank of Tokyo-Mitsubishi UFJ Ltd./New York NY (Japan)(c)	1.31%	07/19/2017	1,000	1,001,011
Total Certificates of Deposit (Cost $7,500,060)				7,507,769

U.S. Treasury Securities–3.79%

U.S. Treasury Bills–2.33%(a)

U.S. Treasury Bills	0.49%	03/23/2017	360	359,450
U.S. Treasury Bills	0.41%	06/22/2017	1,000	996,706
U.S. Treasury Bills	0.58%	04/27/2017	1,000	997,780
				2,353,936

U.S. Treasury Notes–1.46%

U.S. Treasury Notes	3.38%	11/15/2019	1,400	1,480,227
Total U.S. Treasury Securities (Cost $3,845,020)				3,834,163
TOTAL INVESTMENTS (excluding Repurchase Agreements)–90.99% (Cost $92,024,048)				92,002,905

			Repurchase Amount

Repurchase Agreements–8.90%(e)

Citigroup Global Markets Inc., term agreement dated 09/15/2016, maturing value $1,000,028 (collateralized by a foreign corporate obligation valued at $1,020,001; 0%, 08/09/2017)(c)	1.00%	12/02/2016	1,000,028	1,000,000
J.P. Morgan Securities Inc., open agreement dated 11/30/2016, (collateralized by domestic asset-backed securities and foreign corporate obligations valued at $4,240,298; 4.42%-10.13%, 06/16/2018-03/25/2037)(f)	1.20%	-	2,000,000	2,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., term agreement dated 11/01/2016, maturing value of $4,000,000 (collateralized by a domestic commercial paper valued at $4,200,000; 0%, 12/01/2016)(c)	1.33%	01/30/2017	4,000,000	4,000,000
Wells Fargo Securities, LLC, open agreement dated 11/30/2016, (collateralized by domestic asset- backed securities and foreign corporate obligations valued at $4,240,298; 4.42%-10.13%, 06/16/2018-03/25/2037)(f)	1.41%	-	2,007,050	2,000,000
Total Repurchase Agreements (Cost $9,000,000)				9,000,000
TOTAL INVESTMENTS–99.89% (Cost $101,024,048)				101,002,905
OTHER ASSETS LESS LIABILITIES–0.11%				107,093
NET ASSETS–100%				$101,109,998

See accompanying notes which are an integral part of this schedule.

Invesco Conservative Income Fund

Investment Abbreviations:

CEP	—Credit Enhancement Provider
Ctfs.	—Certificates
Gtd.	—Guaranteed
Sec.	—Secured
Sr.	—Senior
Unsec.	—Unsecured

Notes to Schedule of Investments:

(a)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2016 was $48,387,168, which represented 47.86% of the Fund’s Net Assets.
(c)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2016.
(d)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(e)	Principal amount equals value at period end. See Note 1D.
(f)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.

See accompanying notes which are an integral part of this schedule.

Invesco Conservative Income Fund

Notes to Quarterly Schedule of Portfolio Holdings

November 30, 2016

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Invesco Conservative Income Fund

A.	Security Valuations – (continued)

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Repurchase Agreements – The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of non-government securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the collateral and loss of income.
E.	Other Risks – The Fund may invest in obligations issued by agencies and instrumentalities of the U.S. Government that may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the Fund may not be able to recover its investment in such issuer from the U.S. Government. Many securities purchased by the Fund are not guaranteed by the U.S. Government.

Invesco Conservative Income Fund

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of November 30, 2016, all of the securities in this Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended November 30, 2016 was $4,980,141 and $8,835,336, respectively. During the same period, purchases of long-term U.S. Treasury obligations were $1,491,875. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$	82,160
Aggregate unrealized (depreciation) of investment securities		(103,303)
Net unrealized appreciation (depreciation) of investment securities	$	(21,143)
Cost of investments is the same for tax and financial reporting purposes.

Invesco Conservative Income Fund

Item 2.	Controls and Procedures.

(a)	As of November 21, 2016, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of November 21, 2016, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:     Invesco Management Trust

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	January 27, 2017

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	January 27, 2017

By:	/s/ Kelli K. Gallegos
Kelli K. Gallegos
Principal Financial Officer

Date:	January 27, 2017

EXHIBIT INDEX

Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.